Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Staff costs:
Employee benefits expense	£ 599	£ 641
Other administration expenses	376	356
Depreciation, amortisation and impairment	270	260
Total operating expenses before impairment losses, provisions and charges	£ 1,245	£ 1,257